Business Combinations - Summary of Value of the Assets Acquired and Liabilities Assumed (Detail) $ in Millions	Jan. 31, 2023 CAD ($)
Assets acquired
Current assets	$ 33.7
Non-current assets	9.8
Property, plant and equipment	10.8
Customer relationships	13.0
Goodwill	136.4
Total assets acquired	263.6
Liabilities assumed
Current liabilities	(14.9)
Non-current liabilities	(19.7)
Total liabilities assumed	(34.6)
Non-controlling interest	(20.4)
Total consideration paid in cash	208.6
Patents [Member]
Assets acquired
Identifiable intangible assets recognised	44.5
Trademarks [member]
Assets acquired
Identifiable intangible assets recognised	15.4
Pinion [Member]
Assets acquired
Current assets	7.8
Non-current assets	5.3
Property, plant and equipment	1.3
Customer relationships	13.0
Goodwill	72.7
Total assets acquired	131.7
Liabilities assumed
Current liabilities	(11.1)
Non-current liabilities	(18.8)
Total liabilities assumed	(29.9)
Non-controlling interest	(20.4)
Total consideration paid in cash	81.4
Pinion [Member] | Patents [Member]
Assets acquired
Identifiable intangible assets recognised	16.2
Pinion [Member] | Trademarks [member]
Assets acquired
Identifiable intangible assets recognised	15.4
KA Shawinigan [Member]
Assets acquired
Current assets	25.9
Non-current assets	4.5
Property, plant and equipment	9.5
Goodwill	63.7
Total assets acquired	131.9
Liabilities assumed
Current liabilities	(3.8)
Non-current liabilities	(0.9)
Total liabilities assumed	(4.7)
Total consideration paid in cash	127.2
KA Shawinigan [Member] | Patents [Member]
Assets acquired
Identifiable intangible assets recognised	$ 28.3